Assets held for sale and discontinued operations - Summary of Income Statement for discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Revenue	£ 18,378	£ 19,850	£ 21,659
Operating profit	4,934	4,475	4,879
Finance income	450	248	138
Finance costs	(1,807)	(1,712)	(1,598)
Profit before tax	3,650	3,048	3,590
Total profit after tax from discontinued operations	76	74	5,083
Discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Revenue	0	0	1,604
Other operating costs	0	0	(889)
Operating profit	0	0	715
Finance income	5	17	21
Finance costs	47	62	(363)
Profit before tax	52	79	373
Tax	(1)	(1)	(93)
Profit after tax from discontinued operations	51	78	280
Gain/(loss) on disposal	25	(4)	4,803
Total profit after tax from discontinued operations	£ 76	£ 74	£ 5,083